Film Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Motion picture productions:
Released	¥ 98,645	¥ 90,716
Completed and not released	37,720	2,420
In production and development	63,910	111,365
Television productions:
Released	56,461	49,651
In production and development	2,664	2,820
Broadcasting rights	48,798	37,189
Less: current portion of broadcasting rights included in inventories	(32,399)	(24,072)
Film costs	¥ 275,799	¥ 270,089